Cover	Oct. 13, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2022
Entity File Number	001-40871
Entity Registrant Name	PARSEC CAPITAL ACQUISITIONS CORP
Entity Central Index Key	0001855751
Entity Tax Identification Number	86-2087408
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	320 W. Main Street
Entity Address, City or Town	Lewisville
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75057
City Area Code	203
Local Phone Number	524-6524
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock, and one Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock, and one Warrant
Trading Symbol	PCXCU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	PCX
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	PCXCW
Security Exchange Name	NASDAQ